Related Party Transactions - Summary of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Nov. 30, 2016
Related Party Transaction [Line Items]
Vessel operating expenses	$ (46,218)	$ (53,600)	$ (96,867)	$ (108,187)
Strategic and administrative service fees	(7,143)	(7,950)	(15,115)	(15,742)
Revenues	246,492	207,007	588,392	445,168
Due to Affiliate, Current	2,091		2,091		$ 2,139
Due from affiliates (note 13c)	2,440		2,440		697
Payable to Manager [Member]
Related Party Transaction [Line Items]
Due to Affiliate, Current	10,100		10,100		$ 7,900
Vessel operating expenses - technical management fee
Related Party Transaction [Line Items]
Vessel operating expenses	(248)	0	(496)	0
Secondment fees
Related Party Transaction [Line Items]
Strategic and administrative service fees	(144)	(40)	(242)	(99)
LNG terminal services revenue
Related Party Transaction [Line Items]
Revenue from Related Parties	0	1,000	0	2,129
Technical management fee revenues
Related Party Transaction [Line Items]
Revenue from Related Parties	169	169	338	427
Service revenues
Related Party Transaction [Line Items]
Revenue from Related Parties	$ 0	$ 67	$ 9	$ 217
Teekay LNG Operating LLC [Member] | Bahrain LNG W.I.L.
Related Party Transaction [Line Items]
Ownership percentage						30.00%